Schedule of Investments
March 31, 2020 (unaudited)
AmericaFirst Defensive Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 77.37%

Cogeneration Services & Small Power Producers - 3.93%
Aes Corp. (2)	11,508	156,509

Converted Paper & Paperboard Prods (No Containers/Boxes) - 4.55%
Kimberly Clark Corp.	1,417	181,192

Electric Services - 8.41%
Black Hills Corp. (2)	2,659	170,256
DTE Energy Co.	1,733	164,583

		334,839

Electromedical & Electrotherapeutic Apparatus - 7.96%
Conmed Corp.	2,100	120,267
Masimo Corp. (2)	1,111	196,780

		317,047

Pharmaceutical Preparations - 9.84%
Eli Lilly & Co. (2)	14,711	204,057
Novartis AG	2,276	187,656

		391,713

Radio Telephone Communications - 3.90%
VEON, Ltd. (2)	102,861	155,320

Serivces-Commercial Physical & Biological Research - 3.94%
Medpace Holdings, Inc.	2,138	156,886

Services-General Medical & Surgical Hospitals, Nec - 3.45%
HCA Healthcare, Inc.	1,529	137,381

Services-Home Health Care Services - 4.82%
Chemed Corp.	443	191,907

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.44%
Unilever N.V.	3,620	176,620

Sugar & Confectionery Products - 4.34%
Hershey Co. (2)	1,304	172,780

Surgical & Medical Instruments & Apparatus - 8.15%
Glaukos Corp. (2)	4,628	142,820
NovoCure, Ltd. (2)	2,699	181,751

		324,571

Telephone Communications (No Radio Telephone) - 3.91%
AT&T, Inc. (2)	5,347	155,865

Wholesale-Groceries & General Line - 3.07%
Performance Food Group Co. (2)	4,941	122,142

Wholesale-Groceries & Related Products - 2.65%
US Foods Holding Corp. (2)	5,956	105,481

Total Common Stocks	(Cost $ 3,761,667)	3,080,253

Registered Investment Companies - 22.01%

iShares 7-10 Year Treasury Bond ETF (8)	7,215	876,478

Total Registered Investment Companies	(Cost $ 848,604)	876,478

Total Investments - 99.38%	(Cost $ 4,610,272)	3,956,731

Other Assets less Liabilities - 0.62%		24,744

Total Net Assets - 100.00%		3,981,350

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,956,731	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,956,731	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.